Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.    SUBSEQUENT EVENTS

In preparing the consolidated financial statements, the Company has evaluated subsequent events through May 12, 2023, which is the date the Condensed Consolidated Financial Statements were available for issuance.

On May 10, 2023, Company, and YA II PN, Ltd., a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (the “Investor”), entered into a Standby Equity Purchase Agreement (the “SEPA”).

The Company will have the right to issue and sell to the Investor, from time to time, as provided in the SEPA, and the Investor shall purchase from the Company, up to $25 million in aggregate gross purchase price (the “Commitment Amount”) of the newly issued shares of the Company’s common stock, par value $0.0001 (the “Common Stock”) (each such sale, an “Advance”) by delivering written notice to the Investor (each, an “Advance Notice” and the date on which the Company is deemed to have delivered an Advance Notice, the “Advance Notice Date”). The Common Stock purchased pursuant to an Advance will be purchased at a price equal to 97% of the lowest daily VWAP of the Common Stock during the three consecutive trading days commencing on the Advance Notice Date. “VWAP” means, for any trading day, the daily volume weighted average price of the Common Stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

The issuance of the Common Stock under the SEPA will be subject to certain limitations, including that (i) the Investor may not purchase any Common Stock that would result in it owning more than 4.99% of the Company’s Common Stock or (ii) the aggregate number of Common Stock issued pursuant to the SEPA cannot exceed 19.9% of the Company’s Common Stock as of as of the date of the SEPA (referred to as the “Exchange Cap”). The Exchange Cap shall not be applicable if: (i) the Company’s stockholders have approved the issuance of Common Stock in excess of the Exchange Cap in accordance with the applicable rules of the Principal Market or (ii) to the extent that (and only for so long as) the average price for the issuance of Common Stock equals or exceed the lower of (i) the Nasdaq Official Closing Price (as reflected on Nasdaq.com) immediately preceding the date of the SEPA; or (ii) the average Nasdaq Official Closing Price for the five Trading Days immediately preceding the date of the SEPA.
Pursuant to the terms of the SEPA, the Company shall prepare and file with the SEC a registration statement (the “Registration Statement”) or multiple Registration Statements registering for resale of the Common Stock issuable to the Investor under the SEPA. The Company in its sole discretion may choose when to file such Registration Statements; provided, however, that the Company shall not have the ability to request any Advances until the effectiveness of a Registration Statement.

As consideration for the Investor’s commitment to purchase Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the SEPA, the Company will issue 487,995 shares of Common Stock to the Investor.

The SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the date of the SEPA and (ii) the date on which the Investor shall have made payment of Common Stock pursuant to the SEPA for Common Stock equal to the Commitment Amount. The SEPA may be terminated at any time by the mutual written consent of the parties to the SEPA, effective as of the date of such mutual written consent unless otherwise provided in such written consent, or by the Company upon five trading days’ prior written notice to the Investor subject to the terms of the SEPA.

16.    SUBSEQUENT EVENTS

In preparing the consolidated financial statements, the Company has evaluated subsequent events through April 4, 2023, which is the date the consolidated financial statements were issued.

On February 16, 2023, the Company announced to its employees a reduction in workforce to streamline its team structure in support of its business priorities. The severance for the first quarter of 2023 related to the reduction in workforce is estimated at $0.1 million.

On March 29, 2023, Calvin “Snoop Dogg” Broadus, Jr. notified the Company that he is resigning from the Board of Directors of the Company effective immediately. Mr. Broadus’s resignation was not the result of any disagreement with the Company or any of its subsidiaries.

Notice of Delisting

On March 23, 2023, the Company received a letter (the “Letter”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) informing the Company that its common stock, par value $0.0001 per share (the “Common Stock”), failed to comply with the $1 minimum bid price required for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) based upon the closing bid price of the Common Stock for the 30 consecutive business days prior to the date of the Letter. The notice has no immediate effect on the listing of the Common Stock or warrants, and the Common Stock and warrants will continue to trade on The Nasdaq Capital Market under the symbols “FAZE” and “FAZEW,” respectively.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until September 19, 2023 (the “Compliance Date”), by which the Company has to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Common Stock must meet or exceed $1.00 per share for a minimum of ten consecutive business days at any time prior to the Compliance Date, unless the Staff exercises its discretion to extend this ten-day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H).

If the Company does not regain compliance with the minimum bid price requirement by the Compliance Date, the Company may be eligible for an additional 180-calendar day compliance period. If the Company does not qualify for, or fails to regain compliance during, the second compliance period, then the Staff will provide written notification to the Company that the Common Stock will be subject to delisting. At that time, the Company may appeal the Staff’s delisting determination to the Nasdaq Hearings Panel.